6. RISKS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfRisksLineItems [Line Items]
Variation of the result for the year	$ 34	$ 37
Shares [member]
DisclosureOfRisksLineItems [Line Items]
Variation of the result for the year	4	2
Government securities [member]
DisclosureOfRisksLineItems [Line Items]
Variation of the result for the year	21	11
Investment funds [member]
DisclosureOfRisksLineItems [Line Items]
Variation of the result for the year	$ 9	$ 24